SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	$ 8,388	$ 6,264
Prepaid expenses	6,060	6,612
Deferred charges	2,868	9,446
Advance payments to suppliers	3,912	2,651
Other	1,779	1,049
Other current assets	$ 23,007	$ 26,022	$ 19,415